Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDS Transamerica Multi-Asset Income Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information Effective as of the close of business on May 28, 2021, Transamerica Dynamic Income reorganized into Transamerica Multi-Asset Income (the “fund”). In connection with this reorganization, Transamerica Asset Management, Inc., the fund’s investment manager, has agreed to reimburse all acquired fund fees and expenses incurred by the fund through March 1, 2022. This reimbursement arrangement is reflected below. * * * Effective as of the close of business on May 28, 2021, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Additional Information concerning the fund: * * * The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable: Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Class A C I I2 Management fees 0.57% 0.57% 0.57% 0.57 % Distribution and service (12b‑1) fees 0.25% 1.00% 0.00% 0.00 % Other expenses1 0.22% 0.19% 0.21% 0.12 % Acquired fund fees and expenses2 0.05% 0.05% 0.05% 0.05 % Total annual fund operating expenses 1.09% 1.81% 0.83% 0.74 % Fee waiver and/or expense reimbursement3, 4 0.05% 0.05% 0.11% 0.05 % Total annual fund operating expenses after fee waiver and/or expense reimbursement 1.04% 1.76% 0.72% 0.69% 1 Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year. 2 Acquired fund fees and expenses have been restated to reflect estimated expenses expected to be incurred during the current fiscal year. 3 Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.12% for Class A shares, 1.87% for Class C shares, 0.72% for Class I shares and 0.83% for Class I2 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect. 4 TAM has contractually agreed to reimburse all acquired fund fees and expenses through March 1, 2022. Acquired fund fees are included within the fund’s expense cap. The “Example” table included in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable: Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:If the shares are redeemed at the end of each period: 1 year 3 years 5 years 10 years Class A $ 650 $ 873 $ 1,113 $ 1,801 Class C $ 279 $ 565 $ 975 $ 2,123 Class I $ 74 $ 254 $ 450 $ 1,015 Class I2 $ 70 $ 232 $ 407 $ 914 If the shares are not redeemed: 1 year 3 years 5 years 10 years Class A $ 650 $ 873 $ 1,113 $ 1,801 Class C $ 179 $ 565 $ 975 $ 2,123 Class I $ 74 $ 254 $ 450 $ 1,015 Class I2 $ 70 $ 232 $ 407 $ 914 * * * Investors Should Retain this Supplement for Future Reference May 28, 2021
Transamerica Multi-Asset Income
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.Acquired fund fees and expenses have been restated to reflect estimated expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TRANSAMERICA FUNDS Transamerica Multi-Asset Income Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statement of Additional Information Effective as of the close of business on May 28, 2021, Transamerica Dynamic Income reorganized into Transamerica Multi-Asset Income (the “fund”). In connection with this reorganization, Transamerica Asset Management, Inc., the fund’s investment manager, has agreed to reimburse all acquired fund fees and expenses incurred by the fund through March 1, 2022. This reimbursement arrangement is reflected below. * * * Effective as of the close of business on May 28, 2021, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Additional Information concerning the fund: * * * The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable: Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Class A C I I2 Management fees 0.57% 0.57% 0.57% 0.57 % Distribution and service (12b‑1) fees 0.25% 1.00% 0.00% 0.00 % Other expenses1 0.22% 0.19% 0.21% 0.12 % Acquired fund fees and expenses2 0.05% 0.05% 0.05% 0.05 % Total annual fund operating expenses 1.09% 1.81% 0.83% 0.74 % Fee waiver and/or expense reimbursement3, 4 0.05% 0.05% 0.11% 0.05 % Total annual fund operating expenses after fee waiver and/or expense reimbursement 1.04% 1.76% 0.72% 0.69% 1 Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year. 2 Acquired fund fees and expenses have been restated to reflect estimated expenses expected to be incurred during the current fiscal year. 3 Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.12% for Class A shares, 1.87% for Class C shares, 0.72% for Class I shares and 0.83% for Class I2 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect. 4 TAM has contractually agreed to reimburse all acquired fund fees and expenses through March 1, 2022. Acquired fund fees are included within the fund’s expense cap. The “Example” table included in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable: Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:If the shares are redeemed at the end of each period: 1 year 3 years 5 years 10 years Class A $ 650 $ 873 $ 1,113 $ 1,801 Class C $ 279 $ 565 $ 975 $ 2,123 Class I $ 74 $ 254 $ 450 $ 1,015 Class I2 $ 70 $ 232 $ 407 $ 914 If the shares are not redeemed: 1 year 3 years 5 years 10 years Class A $ 650 $ 873 $ 1,113 $ 1,801 Class C $ 179 $ 565 $ 975 $ 2,123 Class I $ 74 $ 254 $ 450 $ 1,015 Class I2 $ 70 $ 232 $ 407 $ 914 * * * Investors Should Retain this Supplement for Future Reference May 28, 2021
Transamerica Multi-Asset Income | A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	$ 650
3 years	rr_ExpenseExampleYear03	873
5 years	rr_ExpenseExampleYear05	1,113
10 years	rr_ExpenseExampleYear10	1,801
1 year	rr_ExpenseExampleNoRedemptionYear01	650
3 years	rr_ExpenseExampleNoRedemptionYear03	873
5 years	rr_ExpenseExampleNoRedemptionYear05	1,113
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,801
Transamerica Multi-Asset Income | C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.81%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.76%
1 year	rr_ExpenseExampleYear01	$ 279
3 years	rr_ExpenseExampleYear03	565
5 years	rr_ExpenseExampleYear05	975
10 years	rr_ExpenseExampleYear10	2,123
1 year	rr_ExpenseExampleNoRedemptionYear01	179
3 years	rr_ExpenseExampleNoRedemptionYear03	565
5 years	rr_ExpenseExampleNoRedemptionYear05	975
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,123
Transamerica Multi-Asset Income | I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	254
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,015
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	254
5 years	rr_ExpenseExampleNoRedemptionYear05	450
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,015
Transamerica Multi-Asset Income | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[3],[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	232
5 years	rr_ExpenseExampleYear05	407
10 years	rr_ExpenseExampleYear10	914
1 year	rr_ExpenseExampleNoRedemptionYear01	70
3 years	rr_ExpenseExampleNoRedemptionYear03	232
5 years	rr_ExpenseExampleNoRedemptionYear05	407
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 914

[1]	Other expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	Acquired fund fees and expenses have been restated to reflect estimated expenses expected to be incurred during the current fiscal year.
[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.12% for Class A shares, 1.87% for Class C shares, 0.72% for Class I shares and 0.83% for Class I2 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

[4]	TAM has contractually agreed to reimburse all acquired fund fees and expenses through March 1, 2022. Acquired fund fees are included within the fund’s expense cap.